UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-01356

THE PAUL REVERE VARIABLE ANNUITY

CONTRACT ACCUMULATION FUND

(Exact name of Registrant as specified in charter)

18 Chestnut Street Worcester, MA 01608
(Address of principal executive offices)

CT Corporation System

101 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (508) 792-6358

Date of fiscal year end: December 31

Date of reporting period: January 1, 2008 – June 30, 2008

Item 1.	Report to Stockholders.

Semi-Annual Report

June 30, 2008

Board of Managers of

The Accumulation Fund:

Donald E. Boggs, Chairman

Gordon T. Miller, Vice Chairman

David G. Fussell

Joan Sadowsky

H. C. Goodwin

THE PAUL REVERE VARIABLE ANNUITY

CONTRACT ACCUMULATION FUND

A Separate Account of The Paul Revere

Variable Annuity Insurance Company

This report and the financial statements attached are submitted for the general information of contractowners and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale of The Paul Revere Variable Annuity Insurance Company contracts. Such offering is made only by prospectus, which includes details as to offering price and other material information.

TO OUR CONTRACTOWNERS AND PARTICIPANTS:

THE PAUL REVERE VARIABLE ANNUITY

CONTRACT ACCUMULATION FUND

VARIABLE ANNUITY CONTRACTS

US equity performance, as represented by the broad market index S&P 500, returned -11.91% during the first six months on 2008. Using the Russell indices as a proxy, large cap stocks underperformed mid and small capitalization stocks, and growth stocks led value stocks among all market caps (Russell 1000 Growth -9.06% vs. Russell 1000 Value -13.57%; Russell Midcap Growth -6.81% vs. Russell Midcap Value -8.58%; Russell 2000 Growth -8.93% vs. Russell 2000 Value -9.84%).

Against this backdrop, the portfolio outperformed the Russell 1000 Growth Index during the first half of 2008. Stock selection in health care, special products & services, consumer staples, as well as a modest cash position contributed the most to relative performance. An underweight and stock selection in energy and stock selection in utilities & communications, leisure, and transportation had a negative impact on relative performance. The portfolio’s philosophy and approach remain consistent. We continue to work closely with our team of fundamental research analysts to identify companies capable of delivering and sustaining above average earnings growth.

We continued to position the portfolio as a style-disciplined large cap growth portfolio diversified across sectors. At the end of June, we were overweight in health care given our favorable view on the long-term demographic trends and innovation, the improving profitability of the business models, as well as current valuations. In the health care sector we were finding the most attractive opportunities in the pharmaceutical, biotechnology and medical technology industries. We were also overweight financial services, with a focus on trust banks and diversified asset managers. We continued to avoid many of the banks due to credit concerns along with continued dislocation in the credit markets. Our largest underweights were in energy and basic materials, where valuations appear relatively full given the widely recognized jump in underlying commodity prices. Overall, we have and will continue to build the portfolio from the bottom up, focusing on large cap companies that seek to deliver sustainable above-average growth to their shareholders. Given the prospects for slower U.S. economic growth, the focus on larger cap, higher quality, diversified companies, many of which garner a large portion of their revenues and earnings from outside the U.S., should position the portfolio well (at least on a relative basis) to withstand a domestic slowdown.

Thank you for your continued support.

Sincerely,

/s/ Donald E. Boggs
Donald E. Boggs
Chairman, Board of Managers
The Paul Revere Variable Annuity
Contract Accumulation Fund

Additional Information.

REMUNERATION OF THE BOARD OF MANAGERS

Unum Group paid all expenses relative to the operation of the Fund including Board of Managers’ fees. Accordingly, no member of the Board of Managers receives any remuneration from the Fund. The total aggregate remuneration paid to all members of the Board of Managers for the fiscal year ended December 31, 2007, was $7,200.00. This amount represents consideration paid for attendance at meetings of the Board of Managers. Those members of the Board of Managers deemed to be interested persons received direct remuneration or an indirect benefit as officers of PRV. None of the members of the Board of Managers, or officers of the Fund, who are also officers or employees of PRV or its affiliates, received any remuneration from the Fund.

Information concerning the nominees for re-election, as well as members of the Board of Managers whose terms will continue, follows with the same abbreviations of company names as used previously. Unless the contractowner withholds authorization on the Proxy, it is intended that the interest represented by the Proxy will be voted in favor of the election of the nominees.

None of the members of the Board of Managers who are not “interested persons” of the Fund within the meaning of section 2(a)(19) of the Investment Company Act of 1940 owns beneficially or of record securities of PRV or any of its affiliates.

PROXY VOTING POLICIES

A description of the Fund’s proxy voting policy and procedures is available without charge, upon written request, from the Secretary of the Board of Managers. Please send a written request to the Secretary of the Board of Managers, c/o Unum Group at 1 Fountain Square, Chattanooga, Tennessee 37402. You may also view a description of the Fund’s proxy voting policy and procedures on the SEC’s (Securities and Exchange Commission) website, www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended is available via the methods noted above.

QUARTERLY FILING REQUIREMENTS

In November 2004, the Fund began filing its complete schedule of investments with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which when filed, is available without charge, upon written request, from the Secretary of the Board of Managers. Please send a written request to the Secretary of the Board of Managers, c/o Unum Group at 1 Fountain Square, Chattanooga, Tennessee 37402. You may also view its complete schedule of investments on Form N-Q on the SEC’s (Securities and Exchange Commission) website, www.sec.gov.

STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information (SAI) includes additional information about members of the board of managers of the Registrant, and is available, without charge, upon request, toll-free at (800) 718-8824 for contractowners who call to request the SAI.

INFORMATION CONCERNING MEMBERS OF THE BOARD OF MANAGERS

(1)	(2)	(3)	(4)	(5)	(6)
Name, Address, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director or Nominee for Director	Other Directorships Held by Director or Nominee For Director
H. C. Goodwin (73) 11 Waters Road Millbury, MA 01527	Member, Board of Managers	2007-2010 6 years of service	President of Manufacturers Service Center, Inc. (Metal and plastic parts manufacturer)	2	None

Gordon T. Miller (86) 27 Briarwood Circle Worcester, MA 01606	Vice Chairman, Board of Managers	2007-2010 39 years of service	Retired; Former Vice President and Director of Industrial Relations of Barry Wright Corporation, Newton Lower Falls, MA. (Antivibration products)	2	None

Joan Sadowsky (78) 770 Salisbury Street Apt. 576 Worcester, MA 01609	Member, Board of Managers	2006-2009 22 years of service	Retired; Former Vice President of Human Resources, Atlas Distributing Corporation, Auburn, MA (Beverage distribution)	2	None

The members of the Board of Managers listed below are “interested persons” of the Fund within the meaning of section 2(a)(19) of the Investment Company Act of 1940.

INFORMATION CONCERNING MEMBERS OF THE BOARD OF MANAGERS

(CONTINUED)

(1)	(2)	(3)	(4)	(5)	(6)
Name, Address, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director or Nominee for Director	Other Directorships Held by Director or Nominee For Director
Donald E. Boggs* (63) 1 Fountain Square Chattanooga, TN 37402	Chairman Board of Managers	2007-2010 10 years of service	Retired, Senior Vice President of Unum Group, Chattanooga, Tennessee	2	None

David G. Fussell* (61) 1 Fountain Square Chattanooga, TN 37402	Member, Board of Managers	2006-2009 6 years of service	Senior Vice President of Unum Group, Chattanooga, Tennessee	2	None

*	Officers of PRV, (the investment advisor and sponsoring insurance company) and other subsidiaries within the Unum Group holding company system.

None of the members of the Board of Managers who are not “interested persons” of the Fund within the meaning of section 2(a)(19) of the Investment Company Act of 1940 owns beneficially or of record securities of PRV or any of its affiliates.

The Paul Revere Variable Annuity Contract Accumulation Fund

Financial Statements

(Unaudited)

June 30, 2008

Statement of Assets and Liabilities

(Unaudited)

	As of June 30, 2008
	Series Q (Qualified)	Series N (Non-Qualified)
ASSETS

Investments in securities at market value
(Cost: Series Q - $2,338,696)
(Cost: Series N - $1,218,863)	$2,279,929	$1,195,044
Cash	51,700	32,660
Dividends receivable	993	513
Receivable from The Paul Revere Variable Annuity Insurance Company	576	98

Total Assets	2,333,198	1,228,315

LIABILITIES

Payable to The Paul Revere Variable Annuity Insurance Company	19,998	4,963

Total Liabilities	19,998	4,963

TOTAL NET ASSETS	$2,313,200	$1,223,352

CONTRACT OWNERS’ EQUITY

Deferred contracts	$1,147,776	$623,134
Currently payable contracts	1,165,424	600,218

Total net assets	$2,313,200	$1,223,352

ACCUMULATION UNITS OUTSTANDING	192,455	99,151

NET ASSET VALUE PER ACCUMULATION UNIT	$12.019	$12.338

See accompanying notes to financial statements.

Statement of Operations

(Unaudited)

Six Months Ended June 30, 2008 Series Q (Qualified)
INVESTMENT LOSS

Income:
Dividends	$17,014

Expenses:
Mortality and expense risk fees	12,686
Investment management and advisory service fees	12,593

Total expenses	25,279

Net investment loss	(8,265)

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

Net realized loss on investments sold	(7,532)
Net decrease in unrealized appreciation of investments	(240,802)

Net realized and unrealized loss on investments	(248,334)

Decrease in net assets from operations	$(256,599)

Six Months Ended June 30, 2008 Series N (Non-Qualified)
INVESTMENT LOSS

Income:
Dividends	$8,525

Expenses:
Mortality and expense risk fees	6,646
Investment management and advisory service fees	7,073

Total expenses	13,719

Net investment loss	(5,194)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain on investments sold	7,353
Net decrease in unrealized appreciation of investments	(134,287)

Net realized and unrealized loss on investments	(126,934)

Decrease in net assets from operations	$(132,128)

See accompanying notes to financial statements.

Statements of Changes in Net Assets

(Unaudited)

	Six Months Ended June 30, 2008 Series Q (Qualified)	Year Ended December 31, 2007 Series Q (Qualified)
INCREASE (DECREASE) IN NET ASSETS

Operations:
Net investment gain (loss)	$(8,265)	$8,213
Net realized gain (loss) on investments	(7,532)	844,010
Net decrease in unrealized appreciation of investments	(240,802)	(636,312)

Increase (decrease) in net assets from operations	(256,599)	215,911

Payments to contract owners:
Annuity payments to contract owners	110,346	242,125
Terminations and withdrawals to contract owners	155,883	6,381,054

Total payments to contract owners	266,229	6,623,179

Total decrease in net assets	(522,828)	(6,407,268)

NET ASSETS

Beginning of period	2,836,028	9,243,296

End of period	$2,313,200	$2,836,028

	Six Months Ended June 30, 2008 Series N (Non-Qualified)	Year Ended December 31, 2007 Series N (Non-Qualified)
INCREASE (DECREASE) IN NET ASSETS

Operations:
Net investment loss	$(5,194)	$(5,988)
Net realized gain on investments	7,353	146,146
Net decrease in unrealized appreciation of investments	(134,287)	(20,591)

Increase (decrease) in net assets from operations	(132,128)	119,567

Payments to contract owners:
Annuity payments to contract owners	23,052	54,102
Terminations and withdrawals to contract owners	95,893	126,910

Total payments to contract owners	118,945	181,012

Total decrease in net assets	(251,073)	(61,445)

NET ASSETS

Beginning of period	1,474,425	1,535,870

End of period	$1,223,352	$1,474,425

See accompanying notes to financial statements.

Schedule of Investments

June 30, 2008

(Unaudited)

	Series Q (Qualified)				Series N (Non-Qualified)
Securities of Unaffiliated Companies	Number of Shares	Cost	Market Value	% of Net Assets	Number of Shares	Cost	Market Value	% of Net Assets
Common Stocks

Aerospace & Military Technology
United Technologies Corporation	590	38,884	36,403	1.57%	310	17,923	19,127	1.56%

Beverages
Diageo Capital PLC ADR	440	37,258	32,503		225	19,001	16,621
PepsiCo, Inc.	730	46,751	46,421		390	22,792	24,800

		84,009	78,924	3.41%		41,793	41,421	3.39%

Broadcasting & Media
Comcast Corporation *	1,150	29,837	21,815		615	16,020	11,667
Grupo Televisa SA	690	16,102	16,298		370	8,664	8,739
News Corporation	1,075	21,807	16,168		570	11,447	8,573
Rogers Communications, Inc.	450	18,634	17,397		240	9,844	9,278

		86,380	71,678	3.10%		45,975	38,257	3.13%

Commercial Services
Omnicom Group, Inc.	540	27,302	24,235	1.05%	280	14,122	12,566	1.03%

Computer – Systems & Services
Apple, Inc. *	170	13,555	28,465		80	6,916	13,395
Automatic Data Processing, Inc.	570	24,945	23,883		290	12,739	12,151
Citrix Systems, Inc. *	450	15,289	13,234		240	8,204	7,058
eBay, Inc. *	610	18,843	16,671		320	10,148	8,746
EMC Corporation *	1,520	23,930	22,329		800	12,750	11,752
Fidelity National Information	370	17,364	13,657		200	9,456	7,382
Google, Inc., Class A *	115	48,587	60,538		60	28,351	31,585
International Business Machines Corp.	218	23,231	25,840		110	11,772	13,038
International Game Technology	520	21,169	12,990		260	10,133	6,495
Microsoft Corporation	1,900	57,458	52,269		1,000	29,589	27,510
Netapp, Inc. *	620	15,813	13,429		320	8,086	6,931
Oracle Corporation *	3,150	56,335	66,150		1,600	27,621	33,600
VeriSign, Inc. *	440	14,893	16,632		230	7,780	8,694

		351,412	366,087	15.83%		183,545	188,337	15.40%

Conglomerate
Danaher Corporation	620	45,918	47,926		332	24,549	25,664
General Electric Company	620	22,274	16,548		322	11,715	8,594

		68,192	64,474	2.79%		36,264	34,258	2.80%

Consumer Goods & Services
Colgate-Palmolive Company	350	24,853	24,185		190	13,430	13,129
Estee Lauder Companies	260	11,332	12,077		140	6,116	6,503
NIKE, Inc.	530	24,844	31,593		273	12,823	16,273
Procter & Gamble Company	710	41,112	43,175		380	22,706	23,108

		102,141	111,030	4.80%		55,075	59,013	4.82%

See accompanying notes to financial statements.

Schedule of Investments (continued)

June 30, 2008

(Unaudited)

	Series Q (Qualified)				Series N (Non-Qualified)
Securities of Unaffiliated Companies	Number of Shares	Cost	Market Value	% of Net Assets	Number of Shares	Cost	Market Value	% of Net Assets
Common Stocks-Continued

Energy Services
BHP Billiton Ltd. ADR	204	18,090	17,379		106	9,365	9,030
Exxon Mobil Corporation	450	34,499	39,658		235	18,007	20,711
Halliburton Company	860	32,356	45,640		450	16,940	23,881
Hess Corporation	170	10,228	21,452		90	5,600	11,357
Marathon Oil Corporation	640	35,582	33,197		340	18,547	17,636
Noble Corporation	360	17,762	23,386		190	9,501	12,342
Praxair, Inc.	420	26,802	39,581		218	14,295	20,544
Schlumberger, Ltd.	170	16,236	18,263		90	8,630	9,669
Weatherford International, Ltd. *	640	21,247	31,738		360	12,019	17,852

		212,802	270,294	11.68%		112,904	143,022	11.69%

Financial Institutions
American Express Company	650	35,193	24,485		340	18,258	12,808
Charles Schwab Corporation	1,390	27,512	28,551		720	13,468	14,789
CME Group, Inc.	40	18,404	15,328		20	9,202	7,664
Franklin Resources, Inc.	150	15,230	13,747		80	8,246	7,332
State Street Corporation	740	50,762	47,353		390	26,333	24,956
The Bank of New York Mellon Corp.	584	26,098	22,093		301	13,532	11,387
Visa, Inc., Class A*	310	13,640	25,206		170	7,666	13,823
Western Union Company	1,670	35,457	41,282		880	18,989	21,754

		222,296	218,045	9.43%		115,694	114,513	9.35%

Foods
General Mills, Inc.	330	18,784	20,054		170	9,635	10,331
Nestle SA ADR	335	32,467	37,953		180	16,959	20,393

		51,251	58,007	2.51%		26,594	30,724	2.51%

Healthcare Services
UnitedHealth Group, Inc.	370	22,652	9,712	0.42%	200	12,281	5,250	0.43%

Insurance
MetLife, Inc.	300	18,192	15,831	0.68%	160	9,750	8,443	0.69%

Leisure & Tourism
Royal Caribbean Cruises, Ltd.	660	26,924	14,830	0.64%	350	14,200	7,864	0.64%

Manufacturing
Precision Castparts Corporation	70	7,116	6,746	0.29%	40	4,815	3,855	0.32%

See accompanying notes to financial statements.

Schedule of Investments (continued)

June 30, 2008

(Unaudited)

	Series Q (Qualified)				Series N (Non-Qualified)
Securities of Unaffiliated Companies	Number of Shares	Cost	Market Value	% of Net Assets	Number of Shares	Cost	Market Value	% of Net Assets
Common Stocks-Continued

Medical & Health Products
Advanced Medical Optics *	950	39,478	17,803		510	20,894	9,557
Allergan, Inc.	460	25,932	23,943		240	13,579	12,492
Cardinal Health, Inc.	230	16,439	11,863		120	8,614	6,190
Genentech, Inc. *	195	14,252	14,800		100	7,392	7,590
Genzyme Corporation *	730	48,111	52,575		382	25,220	27,512
Johnson & Johnson	740	46,562	47,612		383	23,882	24,642
Medtronic, Inc.	810	42,174	41,917		410	22,303	21,218
Merck KGA ADR *	380	16,313	17,961		200	8,589	9,453
Millipore Corporation *	140	10,633	9,500		75	5,692	5,090
ResMed, Inc. *	725	30,999	25,912		387	16,696	13,831
Roche Holdings AG ADR	380	34,696	34,322		200	17,756	18,064
Stryker Corporation	300	18,744	18,864		160	10,010	10,061
VCA Antech, Inc. *	530	16,813	14,723		280	8,863	7,778
Wyeth	935	47,573	44,843		490	23,586	23,500
Zimmer Holdings, Inc. *	300	20,866	20,415		150	10,439	10,208

		429,585	397,053	17.16%		223,515	207,186	16.94%

Semiconductors
Intel Corporation	2,160	48,740	46,397		1,130	26,310	24,272
Intersil Corporation	600	15,409	14,592		310	7,925	7,539
KLA-Tencor Corporation	640	30,942	26,054		330	15,754	13,434
National Semiconductor	890	23,598	18,281		470	12,281	9,654
Taiwan Semiconductor	3,104	32,730	33,865		1,616	17,014	17,631

		151,419	139,189	6.02%		79,284	72,530	5.93%

Stores
Coach, Inc. *	940	42,991	27,147		490	22,270	14,151
CVS Caremark Corporation	1,220	43,774	48,275		647	23,375	25,602
Kohl’s Corporation *	280	12,397	11,211		150	6,610	6,006
Lowe’s Cos., Inc.	580	17,682	12,035		300	9,125	6,225
Nordstrom, Inc.	640	28,309	19,392		337	14,988	10,211
Staples, Inc.	1,040	25,545	24,700		535	13,079	12,706
W.W. Grainger, Inc.	320	25,421	26,176		170	13,492	13,906
Walgreen Company	470	17,385	15,280		240	8,890	7,802

		213,504	184,216	7.96%		111,829	96,609	7.90%

Telecommunications
Amdocs, Ltd. ADR *	1,670	55,748	49,131		875	27,715	25,743
America Movil ADR Series L	650	31,263	34,288		340	15,772	17,935
Cisco Systems, Inc. *	2,630	59,796	61,174		1,380	29,440	32,099
Juniper Networks, Inc. *	600	14,319	13,308		320	7,733	7,098
QUALCOMM, Inc.	280	11,207	12,424		150	5,787	6,656
Research In Motion, Ltd. *	110	13,255	12,859		60	7,230	7,014

		185,588	183,184	7.92%		93,677	96,545	7.89%

See accompanying notes to financial statements.

Schedule of Investments (continued)

June 30, 2008

(Unaudited)

	Series Q (Qualified)				Series N (Non-Qualified)
Securities of Unaffiliated Companies	Number of Shares	Cost	Market Value	% of Net Assets	Number of Shares	Cost	Market Value	% of Net Assets
Common Stocks-Continued

Transportation
FedEx Corporation	170	19,872	13,394		80	8,943	6,303
United Parcel Service	270	19,175	16,597		150	10,680	9,221

		39,047	29,991	1.30%		19,623	15,524	1.27%

Total Common Stocks		2,338,696	2,279,929	98.56%		1,218,863	1,195,044	97.69%

Total Investments		$2,338,696	$2,279,929	98.56%		$1,218,863	$1,195,044	97.69%

Other assets less liabilities			33,271	1.44%			28,308	2.31%

Total Net Assets			$2,313,200	100.00%			$1,223,352	100.00%

*	Non-income producing security

ADR- American Depository Receipt

See accompanying notes to financial statements.

Financial Highlights

Selected Per Unit Data and Ratios

(Unaudited)

	Six Months Ended		Year Ended December 31
PER UNIT DATA (a)	June 30, 2008		2007	2006	2005	2004
Series Q (Qualified)

Investment income	$0.082		$0.090	$0.136	$0.111	$0.155
Expenses	0.122		0.081	0.207	0.209	0.192

Net investment gain (loss)	(0.040)		0.009	(0.071)	(0.098)	(0.037)
Net realized and unrealized gains (losses) on investments	(1.198)		0.237	0.700	0.269	0.760

Net increase (decrease) in net asset value	(1.238)		0.246	0.629	0.171	0.723
Accumulation unit net asset value:
Beginning of year	13.257		13.011	12.382	12.211	11.488

End of year	$12.019		$13.257	$13.011	$12.382	$12.211

Total Return	(9.34)%		1.89%	5.08%	1.40%	6.29%

Series N (Non-Qualified)

Investment income	$0.081		$0.211	$0.119	$0.109	$0.173
Expenses	0.130		0.264	0.244	0.253	0.260

Net investment loss	(0.049)		(0.053)	(0.125)	(0.144)	(0.087)
Net realized and unrealized gains (losses) on investments	(1.206)		1.115	0.664	0.358	0.735

Net increase (decrease) in net asset value	(1.255)		1.062	0.539	0.214	0.648
Accumulation unit net asset value:
Beginning of year	13.594		12.532	11.993	11.779	11.131

End of year	$12.339		$13.594	$12.532	$11.993	$11.779

Total Return	(9.23)%		8.47%	4.49%	1.82%	5.82%

(a)      For a unit outstanding throughout the period. Additionally, the per unit amounts represent the proportionate distribution of actual investment results as related to the change in unit net asset values for the year and do not include any sales loads.

	Six Months Ended		Year Ended December 31
RATIOS	June 30, 2008		2007	2006	2005	2004
Series Q (Qualified)

Operating expenses to average accumulation fund balance	2.00	% *	1.77%	1.64%	1.65%	1.65%
Net investment gain (loss) to average accumulation fund balance	(0.65	)% *	0.21%	(0.56)%	(0.77)%	(0.31)%
Portfolio turnover rate	18%		60%	81%	74%	94%
Accumulation units outstanding at the end of the year (in thousands)	192		214	710	768	797

Series N (Non-Qualified)

Operating expenses to average accumulation fund balance	2.06	% *	2.01%	2.01%	2.01%	1.97%
Net investment loss to average accumulation fund balance	(0.78	)% *	(0.41)%	(1.03)%	(1.14)%	(0.66)%
Portfolio turnover rate	21%		66%	83%	74%	93%
Accumulation units outstanding at the end of the year (in thousands)	99		108	123	128	136
* Annualized

See accompanying notes to financial statements.

Notes to Financial Statements

June 30, 2008

(Unaudited)

1.	Organization

The Paul Revere Variable Annuity Contract Accumulation Fund (“the Fund”) is a separate account of The Paul Revere Variable Annuity Insurance Company (“Paul Revere Variable”), and is registered under the Investment Company Act of 1940 as an open-end diversified investment company. Paul Revere Variable is a wholly-owned subsidiary of The Paul Revere Life Insurance Company (“Paul Revere Life”) which in turn is wholly-owned by The Paul Revere Corporation which is wholly-owned by Unum Group, formerly UnumProvident Corporation. The Fund is the investment vehicle for Paul Revere Variable’s tax-deferred group annuity contracts. The Fund consists of two series. Series Q is applicable to contracts which were afforded special tax treatment under the Internal Revenue Code and are commonly referred to as “qualified contracts”. Series N is applicable to all other contracts and are commonly referred to as “non-qualified contracts”.

2.	Accounting policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in those statements and accompanying notes. Actual results may differ from such estimates.

Common stocks are stated at market values which are based on the last sales prices at June 30, 2008, as reported on national security exchanges. Unrealized investment gains and losses are included in contract owners’ equity. Realized gains and losses on investments sold are determined on the basis of specific identification of investments. Security transactions are accounted for on the day after the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. Interest income is accrued on a daily basis.

The Fund does not distribute net investment income and net realized capital gains through dividends to contract owners. The allocation of net investment income and net realized capital gains occurs automatically in the daily determination of unit net asset values. They are, therefore, included in the value of the contracts in force and in payments to contract owners.

Contract owners’ equity is comprised of two components. Deferred contracts terminable by owner represent amounts attributable to contracts which have not yet annuitized. Currently payable contracts include amounts equivalent to the annuity reserves relating to contracts with current annuities. Annuity reserves are computed for currently payable contracts according to the 1900 Progressive Annuity Mortality Table. The assumed interest rate is either 3.5% or 5% according to the option elected by the annuitant at the time of conversion. Paul Revere Variable bears all the mortality risk associated with these contracts.

3.	Investment advisor

Paul Revere Variable acts as investment advisor and underwriter to the Fund and provides mortality and expense guarantees to holders of variable annuity contracts. For these services, Paul Revere Variable receives mortality and expense risk fees and investment management and advisory service fees as shown on the statements of operations which, on an annual basis, will not exceed 2% of the average daily net asset value of the Fund. The current rate for such fees is 1.5% of the average daily net asset value of the Fund.

Certain administrative services of the Fund are provided by The Variable Annuity Life Insurance Company (“VALIC”) under a contract dated May 15, 1998. These services include processing of unit transactions and daily unit value calculations subsequent to December 1, 1998 as well as accounting and other services.

4.	Investment sub-advisor

Under an investment sub-advisory agreement with MFS Institutional Advisors, Inc. (“MFSI”), MFSI provides investment management services to Paul Revere Variable for a fee which, on an annual basis, will equal 0.35% of the average daily net assets of each series of the Fund. This fee is borne by Paul Revere Variable only and does not represent an additional charge to the Fund.

Notes to Financial Statements (continued)

June 30, 2008

(Unaudited)

5.	Fair Value Measurements

Effective January 1, 2008, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS 157), Fair Value Measurements. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. It does not require any new fair value measurements. SFAS 157 clarifies a number of considerations with respect to fair value measurement objectives for financial reporting and expands disclosure about the use of fair value measurements, with particular emphasis on the inputs used to measure fair value. This disclosure is intended to provide users of the financial statements the ability to assess the reliability of an entity’s fair value measurements. The adoption of SFAS 157 did not materially change the approach or methods utilized for determining fair value measurements or the fair values derived under those methods.

SFAS 157 requires financial instruments measured at fair value to be categorized into a three-level classification. The lowest level input that is significant to the fair value measurement of a financial instrument is used to categorize the instrument and reflects the judgment of management. The valuation criteria for each level is summarized as follows:

•	Level 1 – Inputs are unadjusted and represent quoted prices in active markets for identical assets at the measurement date.

•	Level 2 – Inputs (other than quoted prices included in Level 1) are either directly or indirectly observable for the asset through correlation with market data at the measurement date.

•

Level 3 – Inputs reflect management’s best estimate of what market participants would use in pricing the asset at the measurement date. Financial assets presented at fair value and categorized as Level 3 are generally those that are valued using unobservable inputs.

As of June 30, 2008, all investments held by the Fund were valued using Level 1 inputs as defined by SFAS 157.

6.	Federal income taxes

The Fund’s operations are included with those of Paul Revere Variable, which is taxed as a life insurance company under the Internal Revenue Code and is included in a consolidated federal tax return filed by Paul Revere Life. In the opinion of Paul Revere Variable management, current law provides that investment income and capital gains from assets maintained in the Fund for the exclusive benefit of the contract owners are generally not subject to federal income tax. However, to the extent that Paul Revere Variable incurs federal income taxes based on the income from the Fund’s assets, the Fund will be charged. No charges for federal income taxes have been made since the inception of the Fund.

7.	Security transactions

The aggregate cost of securities purchased and proceeds of securities sold, other than securities with maturities of one year or less, were as follows:

	Series Q (Qualified)		Series N (Non-Qualified)
	Purchases	Sales	Purchases	Sales
Six months ended June 30, 2008	$449,484	$743,901	$271,665	$394,757

At June 30, 2008, net unrealized depreciation of investments in Series Q, amounting to $58,766, consisted of unrealized gains of $158,399 and unrealized losses of $217,165; net unrealized depreciation of investments in Series N, amounting to $23,819, consisted of unrealized gains of $85,670 and unrealized losses of $109,489.

Notes to Financial Statements (continued)

June 30, 2008

(Unaudited)

8.	Accumulation units

The change in the number of accumulation units outstanding were as follows:

	Series Q (Qualified)
	Six months ended June 30, 2008	Year ended December 31, 2007
Units outstanding at beginning of year	213,924	710,397
Units withdrawn from contracts:
Annuity payments	8,913	18,618
Termination and withdrawals	12,556	477,855

Net units withdrawn	21,469	496,473

Contract units withdrawn in excess of units credited	(21,469)	(496,473)

Units outstanding at end of period	192,455	213,924

On February 16, 2007, Series Q of the Fund had a termination in the amount of $6,036,756. The termination was requested by the UnumProvident Corporation Pension Plan in an effort to consolidate various pension plan assets into a centralized investment location.

	Series N (Non-Qualified)
	Six months ended June 30, 2008	Year ended December 31, 2007
Units outstanding at beginning of year	108,464	122,558
Units withdrawn from contracts:
Annuity payments	1,771	4,088
Termination and withdrawals	7,542	10,006

Net units withdrawn	9,313	14,094

Contract units withdrawn in excess of units credited	(9,313)	(14,094)

Units outstanding at end of period	99,151	108,464

Item 2.	Code of Ethics.

Not applicable to Semi-Annual Report.

Item 3.	Audit Committee Financial Expert.

Not applicable to Semi-Annual Report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to Semi-Annual Report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to Registrant.

Item 6.	Schedule of Investments.

The Registrant’s Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Managers.

Item 11.	Controls and Procedures.

(a) Within the 90-day period prior to the filing of this report, the Registrant’s management, including the person serving as both the Registrant’s Chief Executive Officer and Chief Financial Officer conducted an evaluation of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures as defined in Investment Company Act Rule 30a-3(c). Based on that evaluation, the Chief Executive Officer/Chief Financial Officer concluded that the Registrant’s disclosure controls and procedures were effective as of the date of that evaluation.

(b) No change in the Registrant’s internal control over financial reporting that materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting, occurred during the Registrant’s most recent second fiscal half-year.

Item 12.	Exhibits.

The following exhibits are attached to this Form N-CSR:

(1) Not applicable to Semi-Annual Report.

(2) Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 C.F.R. 270.30a-2(a)), attached hereto as Exhibit 31.

(3) Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(b) under the Act (17 C.F.R. 270.30a-2(b)), attached hereto as Exhibit 32.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Paul Revere Variable Annuity
Contract Accumulation Fund

By (Signature and Title):	/s/ Donald E. Boggs
Donald E. Boggs, Chairman, Board of Managers
Signing in the capacity of Chief Executive Officer
and Chief Financial Officer

Date: August 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ Donald E. Boggs
Donald E. Boggs, Chairman, Board of Managers
Signing in the capacity of Chief Executive Officer
and Chief Financial Officer

Date: August 25, 2008